IEC electronics
Absolutely, Positively, Perfect and On-Time(sm)

October 27, 2009

Kathleen Collins, Accounting Branch Chief
Melissa Fieder
Securities and Exchange Commission
Division of Corporate Finance
101 F Street, N.E.
Mail Stop: 4561
Washington, DC 20549

Via EDGAR and Federal Express

RE: IEC Electronics Corp.
Item 4.01 - Form 8-K
Filed October 6, 2009
File No. 001-34376

Dear Ladies and Gentlemen:

On behalf of IEC Electronics Corp. (the "Company"), attached for your review is a copy of Form 8-K/A, as filed with the Securities and Exchange Commission (the "Commission") on the date hereof via EDGAR.

This Form 8-K/A is being filed in response to comments received from the staff of the Commission (the "Staff") by letter dated October 9, 2009 with respect to our Form 8-K filed on October 6, 2009 ("Form 8-K").

We note your comment to Item 4.01 of Form 8-K, and, as you requested, we have revised Item 4.01 to include all the disclosures required by Item 304 of Regulation S-K. We have also filed as Exhibit 16.1 to the Form 8-K/A a letter from Rotenberg & Co., LLP, the Company's predecessor independent registered public accounting firm, in which they indicate that they are in agreement with the Company's disclosure in Item 4.01.

The Company acknowledges that:

- the Company is responsible for the adequacy and accuracy of the disclosure in the filing;
- staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
- the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United State.

105 Norton St. PO Box 271 Newark, NY 14513 ◊ Tel (315) 331-7742 ◊ Fax (315) 331-3547

www.iec-electronics.com

IEC electronics
Absolutely, Positively, Perfect and On-Time(sm)

Please do not hesitate to call me at (315) 332-4538 or Michael Schlehr, the Company's Chief Financial Officer, at (315) 332-4443, if you have any questions or would like any additional information regarding this matter.

Very truly yours,

W. Barry Gilbert
Chairman, Chief Executive Officer

105 Norton St. PO Box 271 Newark, NY 14513 ◊ Tel (315) 331-7742 ◊ Fax (315) 331-3547

www.iec-electronics.com